DWS Global Macro Fund Expense Example - DWS Global Macro Fund	Feb. 26, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 683
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,048
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	636
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	2,211
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,224
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	1,116
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,288